UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - .8%
Aptiv	41,542		4,074,024
General Motors	91,715		3,476,916
			7,550,940
Banks - 8.0%
Bank of America	523,672		16,170,991
BB&T	137,040		6,963,002
Citigroup	116,889		8,403,150
JPMorgan Chase & Co.	190,566		21,905,562
PNC Financial Services Group	31,212		4,520,434
SunTrust Banks	41,162		2,966,545
U. S. Bancorp	78,532		4,162,981
Wells Fargo & Co.	170,772		9,783,528
			74,876,193
Capital Goods - 7.5%
Dover	24,964		2,071,513
Fortive	102,285		8,395,553
Harris	12,813		2,113,504
Honeywell International	105,800		16,890,970
L3 Technologies	19,606		4,204,311
PACCAR	68,885		4,527,122
Quanta Services	154,105	[a]	5,250,357
Raytheon	51,992		10,295,976
United Technologies	123,953		16,825,380
			70,574,686
Commercial & Professional Services - 1.2%
Cintas	31,343		6,409,017
CoStar Group	11,212	[a]	4,662,510
			11,071,527
Consumer Durables & Apparel - .4%
PVH	22,231		3,412,903
Consumer Services - 1.2%
Chipotle Mexican Grill	7,009	[a]	3,039,523
Las Vegas Sands	109,287		7,857,735
			10,897,258
Diversified Financials - 5.3%
Ameriprise Financial	51,347		7,479,717
Berkshire Hathaway, Cl. B	105,207	[a]	20,817,309
Capital One Financial	30,198		2,848,275
Goldman Sachs Group	22,570		5,358,795

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Diversified Financials - 5.3% (continued)
Morgan Stanley	86,984		4,397,911
Raymond James Financial	29,913		2,739,732
Voya Financial	110,160		5,565,283
			49,207,022
Energy - 7.2%
Anadarko Petroleum	123,145		9,008,057
Andeavor	34,452		5,169,867
Apergy	65,195		2,672,995
EOG Resources	16,285		2,099,788
Hess	78,071		5,123,800
Marathon Petroleum	102,663		8,298,250
Occidental Petroleum	145,405		12,203,842
Phillips 66	73,530		9,069,190
Schlumberger	71,173		4,805,601
Valero Energy	75,291		8,910,690
			67,362,080
Food & Staples Retailing - .7%
Costco Wholesale	30,405		6,649,878
Food, Beverage & Tobacco - 4.2%
Coca-Cola	42,571		1,985,086
Coca-Cola European Partners	68,316		2,817,352
Conagra Brands	154,234		5,661,930
Kellogg	141,525		10,052,521
Kraft Heinz	88,203		5,314,231
Monster Beverage	59,900	[a]	3,595,198
PepsiCo	86,648		9,964,520
			39,390,838
Health Care Equipment & Services - 7.7%
Abbott Laboratories	61,583		4,036,150
ABIOMED	8,820	[a]	3,126,955
Becton Dickinson & Co.	22,559		5,648,097
Boston Scientific	223,259	[a]	7,503,735
CVS Health	58,938		3,822,719
Edwards Lifesciences	30,941	[a]	4,407,545
Humana	9,338		2,933,813
IDEXX Laboratories	25,147	[a]	6,159,255
McKesson	13,061		1,640,462
Medtronic	33,642		3,035,518
Quest Diagnostics	30,377		3,272,210
UnitedHealth Group	80,934		20,494,107
WellCare Health Plans	23,569	[a]	6,302,822
			72,383,388
Insurance - 2.2%
American International Group	90,102		4,974,531

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Insurance - 2.2% (continued)
Assurant	28,057		3,094,687
Hartford Financial Services Group	74,748		3,939,220
Progressive	142,167		8,531,442
			20,539,880
Materials - 5.4%
CF Industries Holdings	169,704		7,538,252
DowDuPont	139,177		9,571,202
Freeport-McMoRan	449,279		7,413,104
Martin Marietta Materials	27,235		5,431,204
Mosaic	105,311		3,170,914
Nucor	16,694		1,117,329
Praxair	53,911		9,030,093
Vulcan Materials	64,820		7,259,840
			50,531,938
Media - 1.2%
Charter Communications, Cl. A	4,349	[a]	1,324,618
Comcast, Cl. A	172,773		6,181,818
Omnicom Group	59,269		4,079,485
			11,585,921
Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
Biogen	9,957	[a]	3,329,322
BioMarin Pharmaceutical	36,861	[a]	3,706,742
Bluebird Bio	15,305	[a]	2,370,745
Illumina	15,826	[a]	5,133,321
Jazz Pharmaceuticals	14,736	[a]	2,550,507
Merck & Co.	167,132		11,008,985
Neurocrine Biosciences	40,841	[a]	4,104,112
Pfizer	253,534		10,123,613
Vertex Pharmaceuticals	26,606	[a]	4,657,380
			46,984,727
Real Estate - 1.1%
Lamar Advertising, Cl. A	73,735	[b]	5,429,108
Outfront Media	168,383	[b]	3,578,139
Uniti Group	93,905	[b]	1,660,240
			10,667,487
Retailing - 6.5%
Amazon. com	19,320	[a]	34,340,141
Booking Holdings	809	[a]	1,641,234
Home Depot	51,768		10,225,215
O'Reilly Automotive	22,825	[a]	6,984,450
Ulta Beauty	5,810	[a]	1,419,906
Wayfair, Cl. A	52,725	[a]	5,737,535
			60,348,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Semiconductors & Semiconductor Equipment - 3.6%
Broadcom	55,911		12,399,382
NVIDIA	34,491		8,445,466
Texas Instruments	114,919		12,792,783
			33,637,631
Software & Services - 17.0%
Activision Blizzard	89,801		6,593,189
Alphabet, Cl. A	989	[a]	1,213,721
Alphabet, Cl. C	19,888	[a]	24,208,867
Facebook, Cl. A	125,166	[a]	21,601,148
First Data, Cl. A	70,299	[a]	1,635,155
FleetCor Technologies	27,677	[a]	6,005,909
Fortinet	64,293	[a]	4,044,673
HubSpot	22,348	[a]	2,773,387
International Business Machines	113,415		16,437,236
Microsoft	208,839		22,153,641
Oracle	81,882		3,904,134
PayPal Holdings	89,430	[a]	7,345,780
salesforce.com	68,648	[a]	9,415,073
ServiceNow	26,747	[a]	4,706,402
Splunk	45,319	[a]	4,355,156
SS&C Technologies Holdings	81,607		4,330,883
Teradata	83,059	[a]	3,180,329
Twilio, Cl. A	38,563	[a]	2,232,412
Visa, Cl. A	96,232		13,158,764
			159,295,859
Technology Hardware & Equipment - 5.9%
Apple	166,117		31,610,404
Cisco Systems	336,647		14,236,802
Palo Alto Networks	24,041	[a]	4,766,369
QUALCOMM	41,331		2,648,904
Xerox	63,320		1,644,420
			54,906,899
Telecommunication Services - 4.2%
AT&T	348,742		11,149,282
T-Mobile US	85,087	[a]	5,105,220
Verizon Communications	452,121		23,347,528
			39,602,030
Transportation - 1.8%
Delta Air Lines	143,493		7,808,889
Union Pacific	59,165		8,868,242
			16,677,131
Utilities - 1.0%
FirstEnergy	135,188		4,789,711
NextEra Energy Partners	17,263		812,569

Description		Shares	Value ($)
Common Stocks - 99.1% (continued)
Utilities - 1.0% (continued)
PPL		140,811	4,051,132
			9,653,412
Total Common Stocks (cost $668,938,719)			927,808,109
	7-Day
	Yield (%)
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $5,031,148)	1.89	5,031,148 [c]	5,031,148
Total Investments (cost $673,969,867)		99.6%	932,839,257
Cash and Receivables (Net)		.4%	3,501,559
Net Assets		100.0%	936,340,816

[a] Non-income producing security.
[b] Investment in real estate investment trust.
[c] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	924,990,757	-	-	924,990,757
Equity Securities—
Foreign Common
Stocks†	2,817,352	-	-	2,817,352
Registered Investment
Company	5,031,148	-	-	5,031,148

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2018, accumulated net unrealized appreciation on investments was $258,869,390, consisting of $267,139,267 gross unrealized appreciation and $8,269,877 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)